Equity	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [text block] [Abstract]
Disclosure of classes of share capital [text block]
NOTE 8:	EQUITY

a.	Changes in share capital:

Number of
Shares (issued and outstanding)

Balance as of January 1, 2018	(*) 120,185,659

Issuance of shares and warrants	9,696,960
Exercise of share options	310,180
ADS granted	222,000

Balance as of December 31, 2018	(*) 130,414,799

Issuance of shares and warrants (see Note 8.5)	93,673,000

Balance as of December 31, 2019	(*) 224,087,799

(*)	Net of 2,641,693 treasury shares of the Company, held by the Company.

1.	In February 2016, the Company completed a private placement of shares and warrants for a total of approximately NIS 8,000 and issued 5,783,437 ordinary shares as well as 1,927,801 unlisted warrants exercisable for a period of 12 months, at an exercise price of NIS 2.1 per warrant. Participants in the private placement also included related parties and an officer of the Company. On May 16, 2016, the Company’s shareholders, at a general meeting, approved the participation of the controlling shareholder and Chairman of the Board, Nuriel Kasbian Chirich, in the private placement, and accordingly he was allotted 287,769 shares and 95,923 unlisted warrants of the Company on the same terms as the rest of the offerees. On January 9, 2017, the Company’s shareholders, at general meeting of the Company’s shareholders, approved the extension of the exercise period of the warrants until March 7, 2018. At March 7, 2018 the unlisted warrants expired.

2.	On July 28, 2016, the Company completed a US initial public offering (the “IPO”) of 1,292,308 ADSs and listed warrants to purchase 969,231 ADSs (the “Listed Warrants”) at a combined price to the public of $6.50 resulting in gross proceeds of NIS 32,107, (NIS 25,820 net of all issuance costs, including share-based awards granted). An amount of NIS 23,269 out of the consideration was related to the ADSs and classified as equity component, while an amount of NIS 3,173 was related to the fair value of the Listed Warrants and was classified as a liability. Issuance costs amounting to NIS 622 associated with the issuance of the Listed Warrants and have been recognized as finance expenses.

Each Listed Warrant is exercisable into one ADS, for a period of five years at an exercise price of US$7.50 per warrant. Since the warrant exercise price is in US dollars, which is not the Company’s functional currency, the Listed Warrants were classified as a financial liability at fair value and are marked to market through profit or loss in accordance with IFRS 9.

The Company granted the underwriters a 45-day over-allotment option to purchase up to 193,846 additional ADSs at a price of US$6.038 per ADS and/or additional Listed Warrants to purchase 145,385 ADSs, on the same terms as the warrants issued to the public, at a price of US$0.007 per warrant. The underwriters partially exercised the over-allotment option resulting in the issuance of 65,890 Listed Warrants. The option to the Underwriters was recognized as a share-based payment transaction in accordance with IFRS 2 and was netted off the total consideration as issuance cost.

Furthermore, the Company issued to the underwriters unlisted warrants to purchase 77,538 ADSs at an exercise price of $8.80 per warrant and exercisable for a period of four years. The underwriters’ unlisted warrants were classified as a share-based payment transaction in accordance with IFRS 2 and netted off the total consideration as issuance cost. On April 4, 2017, underwriters’ warrants to purchase 61,487 ADSs were exercised.

3.	On September 7, 2017, the Company sold to certain accredited investors an aggregate of 531,136 ADSs and 265,568 unregistered warrants to purchase 265,568 ADSs in a registered direct offering at $8.10 per ADS in which it raised gross proceeds of NIS 15,214, (NIS 13,970 net of all issuance costs, including share-based awards granted). An amount of NIS 11,695 out of the consideration related to the ADSs and classified as equity component, while an amount of NIS 2,481 related to the fair value of the warrants, calculate by the Black–Scholes model, to purchase ADSs and was classified as a liability. Issuance costs amounting to NIS 204 associated with the issuance of the warrants, have been recognized as finance expenses. The investor warrants were exercisable for one year from issuance and had an exercise price of $12.07 per ADS, subject to adjustment as set forth therein. The investor warrants were exercisable on a cashless basis if there were no effective registration statement registering the ADSs underlying the warrants. The Company paid approximately $140 in placement agent fees and expenses and issued unregistered placement agent warrants to purchase 7,492 ADSs on the same general terms as the investor warrants except they have an exercise price of $10.125 per ADS. On September 10, 2018 all the investor warrants and the placement agent warrants were expired.

Since the warrant exercise price is in US dollars, which is not the Company’s functional currency, the unregistered warrants to purchase ADS were classified as a financial liability at fair value and are marked to market through profit or loss.

The placement agent warrants were classified as a share-based payment transaction in accordance with IFRS 2 and netted off the total consideration as issuance cost.

4.	On January 31, 2018, the Company sold to certain institutional investors an aggregate of 484,848 ADSs and 266,667 unregistered warrants to purchase 266,667 ADSs in a registered direct offering at $8.25 per ADS in which it raised gross proceeds of NIS 13,620 (NIS 11,865 net of all issuance costs in the amount of NIS 1,755, including share-based awards granted). An amount of NIS 10,024 out of the consideration related to the ADSs and classified as equity component, while an amount of NIS 2,113 related to the fair value of the warrants, calculate by the Black–Scholes model, to purchase ADSs and was classified as a liability. Issuance costs amounting to NIS 272 associated with the issuance of the warrants, have been recognized as finance expenses. The investor warrants may be exercised for one year from issuance and have an exercise price of $12.00 per ADS, subject to adjustment as set forth therein. The investor warrants may be exercised on a cashless basis if there is no effective registration statement registering the ADSs underlying the warrants. As part of the issuance costs, the Company paid approximately $323 in placement agent fees and expenses and issued unregistered placement agent warrants to purchase 24,242 ADSs on the same general terms as the investor warrants except they have an exercise price of $10.31 per ADS. On January 30, 2019 all the investor warrants and the placement agent warrants were expired.

Since the warrant exercise price is in US dollars, which is not the Company’s functional currency, the unregistered warrants to purchase ADS were classified as a financial liability at fair value and are marked to market through profit or loss in accordance with IFRS 9.

The placement agent warrants were classified as a share-based payment transaction in accordance with IFRS 2 and was netted off the total consideration as issuance cost.

5.	On February 12, 2019, the Company sold to certain institutional investors an aggregate of 1,889,000 units, each consisting of (i) one ADS, and (ii) one warrant to purchase one ADS, at a public offering price of $1.50 per unit, and (b) 2,444,650 pre-funded units, each consisting of (i) one prefunded warrant to purchase one ADS, and (ii) one warrant, at a public offering price of $1.49 per Pre-funded unit. In connection with the offering, the company granted the underwriters a 45-day option to purchase up to an additional 650,070 ADSs and/or 650,070 warrants to purchase up to an additional 650,070 ADSs. The underwriters partially exercised their over-allotment option to purchase an aggregate of 350,000 additional ADS and additional warrants to purchase 650,070 ADSs. Subsequently, of the pre-funded warrants issued, the company issued 2,444,650 ADSs upon exercise of pre-funded warrants. The company raised gross proceeds of NIS 25,422 (NIS 20,796 net of all issuance costs in the amount of NIS 4,626, including share-based awards granted). An amount of NIS 13,505 out of the consideration was related to the ADSs and classified as equity component, while an amount of NIS 8,999 was related to the fair value of the non-tradable Warrants and was classified as a liability.

Since the warrant exercise price is in US dollars, which is not the Company’s functional currency, the unregistered warrants to purchase ADS were classified as a financial liability at fair value and are marked to market through profit or loss in accordance with IFRS 9.

The underwriters’ unlisted warrants were classified as a share-based payment transaction in accordance with IFRS 2 and netted off the total consideration as issuance cost.

Furthermore, the Company issued to the underwriters unlisted warrants to purchase 109,642 ADSs at an exercise price of $1.5 per warrant and exercisable for a period of five years. The underwriters’ unlisted warrants were classified as a share-based payment transaction in accordance with IFRS 2 and netted off the total consideration as issuance cost.

b.	Rights related to ordinary shares

All ordinary shares shall have equal rights and each ordinary share shall entitle the holder the following rights:

1.	The right to receive notices of any general meeting of shareholders, to participate in meetings and vote on any matter raised in the meeting. Each ordinary share entitles its holder to one vote.

2.	The right to participate in any distribution by the Company to its shareholders and receive dividends and / or bonus shares, if distributed in accordance with the Company articles of association.

3.	The right to participate at the time of liquidation of the Company, in the distribution of the Company’s assets permitted to be distributed in proportion to the number of shares allocated and the degree of repayment by the shareholders, if not fully paid, and subject to the provisions of the articles of association of the Company and without prejudice to existing rights of shareholders of any kind.